Schedules of Investments (unaudited)
September 30, 2024
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Domestic Equity — 74.8%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		23,424	$1,500,054
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		274,078	6,120,171
Franklin U.S. Small Cap Equity Fund, Class IS Shares		86,122	1,203,984
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		362,529	13,362,821
ClearBridge Large Cap Growth Fund, Class IS Shares		256,633	19,532,373
ClearBridge Small Cap Growth Fund, Class IS Shares		48,616	2,030,688
Franklin U.S. Large Cap Equity Fund, Class IS Shares		521,455	12,593,135

Total Domestic Equity			56,343,226
Foreign Equity — 15.8%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		602,895	11,889,098
Domestic Fixed Income — 9.4%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		24,075	531,942
Franklin U.S. Core Bond ETF		242,130	5,329,281
Franklin U.S. Treasury Bond ETF		58,128	1,224,176

Total Domestic Fixed Income			7,085,399
Total Investments in Underlying Funds before Short-Term Investments (Cost — $51,297,035)			75,317,723
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $321,446)	4.843%	321,446	321,446 (b)
Total Investments — 100.4% (Cost — $51,618,481)			75,639,169
Liabilities in Excess of Other Assets — (0.4)%			(308,884)
Total Net Assets — 100.0%			$75,330,285

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 62.4%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		7,756	$496,705
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		89,561	1,999,909
Franklin U.S. Small Cap Equity Fund, Class IS Shares		28,555	399,196
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		118,457	4,366,315
ClearBridge Large Cap Growth Fund, Class IS Shares		83,750	6,374,191
ClearBridge Small Cap Growth Fund, Class IS Shares		16,030	669,567
Franklin U.S. Large Cap Equity Fund, Class IS Shares		170,263	4,111,865

Total Domestic Equity			18,417,748
Domestic Fixed Income — 24.3%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		24,297	536,847
Franklin U.S. Core Bond ETF		244,593	5,383,492
Franklin U.S. Treasury Bond ETF		58,999	1,242,519

Total Domestic Fixed Income			7,162,858
Foreign Equity — 13.0%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		194,643	3,838,362
Total Investments in Underlying Funds before Short-Term Investments (Cost — $21,323,763)			29,418,968
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $135,751)	4.843%	135,751	135,751 (b)
Total Investments — 100.1% (Cost — $21,459,514)			29,554,719
Liabilities in Excess of Other Assets — (0.1)%			(43,605)
Total Net Assets — 100.0%			$29,511,114

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2024 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2024
 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Domestic Equity — 46.1%
Franklin Value Investors Trust — Franklin Small Cap Value Fund, Class R6 Shares		15,439	$988,715
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		180,002	4,019,440
Franklin U.S. Small Cap Equity Fund, Class IS Shares		56,889	795,314
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		238,086	8,775,861
ClearBridge Large Cap Growth Fund, Class IS Shares		168,291	12,808,610
ClearBridge Small Cap Growth Fund, Class IS Shares		32,084	1,340,143
Franklin U.S. Large Cap Equity Fund, Class IS Shares		342,087	8,261,403

Total Domestic Equity			36,989,486
Domestic Fixed Income — 44.3%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		120,078	2,653,147
Franklin U.S. Core Bond ETF		1,213,962	26,719,304
Franklin U.S. Treasury Bond ETF		291,556	6,140,169

Total Domestic Fixed Income			35,512,620
Foreign Equity — 9.5%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		386,724	7,626,183
Total Investments in Underlying Funds before Short-Term Investments (Cost — $63,500,871)			80,128,289
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $341,037)	4.843%	341,037	341,037 (b)
Total Investments — 100.3% (Cost — $63,841,908)			80,469,326
Liabilities in Excess of Other Assets — (0.3)%			(233,847)
Total Net Assets — 100.0%			$80,235,479

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Franklin Variable Asset Allocation Series 2024 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$75,317,723	—	—	$75,317,723
Short-Term Investments†	321,446	—	—	321,446
Total Investments	$75,639,169	—	—	$75,639,169

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$29,418,968	—	—	$29,418,968
Short-Term Investments†	135,751	—	—	135,751
Total Investments	$29,554,719	—	—	$29,554,719

†	See Schedule of Investments for additional detailed categorizations.
Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$80,128,289	—	—	$80,128,289
Short-Term Investments†	341,037	—	—	341,037
Total Investments	$80,469,326	—	—	$80,469,326

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2024. The following transactions were effected in such Underlying Funds for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Variable Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$5,696,833	$135,147	10,389	$6,218,717	473,358	$1,095,917	—	—	$(709,180)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	1,445,531	24,185	47,609	761	2,113	—	—	100,019	$1,500,054
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	6,482,822	—	—	1,477,122	72,412	151,786	—	—	962,685	6,120,171
ClearBridge Small Cap Fund, Class IS Shares
	1,063,274	73,247	1,130	1,133,093	17,004	125,311	—	$64	(128,739)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,614,722	64,069	5,081	610,423	47,417	177,166	$6,360	—	(41,550)	1,203,984
ClearBridge Appreciation Fund, Class IS Shares
	20,846,983	235,213	7,720	11,069,409	325,354	1,555,952	—	—	1,794,082	13,362,821
ClearBridge Large Cap Growth Fund, Class IS Shares
	12,736,075	5,992,692	86,189	2,572,653	37,052	323,429	—	—	3,052,830	19,532,373
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,618,121	578,486	14,916	246,828	6,194	22,222	—	—	58,687	2,030,688
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	11,724,860	538,332	393,642	16,877	26,069	—	—	1,235,848	12,593,135
Franklin International Equity Fund, Class IS Shares
	16,924,357	416,359	24,100	7,254,309	392,195	1,467,867	—	—	334,824	11,889,098
Franklin Investment Grade Corporate ETF
	—	535,628	24,286	4,669	211	15	—	—	968	531,942
Franklin U.S. Core Bond ETF
	—	5,409,626	245,613	76,829	3,483	116	—	—	(3,632)	5,329,281
Franklin U.S. Treasury Bond ETF
	—	1,248,605	58,966	17,732	838	(12)	—	—	(6,685)	1,224,176
Western Asset Core Bond Fund, Class IS Shares
	4,658,413	1,816,820	172,443	6,575,628	603,778	(59,093)	121,775	—	159,488	—
Western Asset Intermediate Bond Fund, Class IS Shares
	1,539,399	585,662	61,116	2,161,661	220,145	(13,719)	36,929	—	50,319	—
	$73,180,999	$30,261,945		$39,860,324		$4,875,139	$165,064	$64	$6,859,964	$75,317,723

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$1,894,601	$56,532	4,420	$2,081,966	158,390	$385,732	—	—	$(254,899)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	465,148	7,782	1,638	26	76	—	—	33,119	$496,705
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,181,841	15,488	751	569,551	27,804	51,976	—	—	320,155	1,999,909
ClearBridge Small Cap Fund, Class IS Shares
	351,737	22,913	354	373,676	5,605	41,680	—	$22	(42,654)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	547,060	18,949	1,502	211,311	16,468	57,608	$2,211	—	(13,110)	399,196

Franklin Variable Asset Allocation Series 2024 Quarterly Report

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Variable Moderate Growth (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Appreciation Fund, Class IS Shares
	$6,951,472	$192,580	6,088	$3,903,269	114,433	$543,348	—	—	$582,184	$4,366,315
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,391,070	1,594,555	23,160	755,391	10,949	82,948	—	—	1,061,009	6,374,191
ClearBridge Small Cap Growth Fund, Class IS Shares
	546,413	149,367	3,852	51,287	1,294	3,389	—	—	21,685	669,567
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	3,772,869	173,226	70,865	2,963	6,336	—	—	403,525	4,111,865
Franklin Investment Grade Corporate ETF
	—	544,670	24,696	8,820	399	20	—	—	977	536,847
Franklin U.S. Core Bond ETF
	—	5,475,283	248,594	88,155	4,001	33	—	—	(3,669)	5,383,492
Franklin U.S. Treasury Bond ETF
	—	1,269,759	59,965	20,384	966	(71)	—	—	(6,785)	1,242,519
Western Asset Core Bond Fund, Class IS Shares
	3,807,903	2,008,226	189,246	5,920,368	541,830	(168,565)	$111,322	—	272,804	—
Western Asset Intermediate Bond Fund, Class IS Shares
	1,246,658	643,784	66,753	1,926,919	195,540	(43,585)	33,695	—	80,062	—
Franklin International Equity Fund, Class IS Shares
	5,602,842	190,404	10,921	2,594,580	137,726	475,439	—	—	164,257	3,838,362
	$27,521,597	$16,420,527		$18,578,180		$1,436,364	$147,228	$22	$2,618,660	$29,418,968

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$3,963,601	$211,355	17,093	$4,460,603	339,206	$844,010	—	—	$(558,363)	—
Franklin Small Cap Value Fund, Class R6 Shares
	—	942,850	15,775	21,148	336	1,088	—	—	65,925	$988,715
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,600,038	68,528	3,653	1,432,844	69,511	103,794	—	—	679,924	4,019,440
ClearBridge Small Cap Fund, Class IS Shares
	779,710	40,987	632	818,653	12,273	92,314	—	$46	(94,358)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,173,145	26,795	2,121	497,560	38,561	127,739	$4,620	—	(34,805)	795,314
ClearBridge Appreciation Fund, Class IS Shares
	14,851,641	563,826	18,505	9,032,302	264,975	1,574,008	—	—	818,688	8,775,861
ClearBridge Large Cap Growth Fund, Class IS Shares
	9,532,110	2,843,092	41,324	1,949,257	28,330	224,653	—	—	2,158,012	12,808,610
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,199,137	251,726	6,493	158,096	3,973	12,060	—	—	35,316	1,340,143
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	—	7,647,563	351,128	213,069	9,041	16,163	—	—	810,746	8,261,403
Franklin Investment Grade Corporate ETF
	—	2,668,589	120,997	20,327	919	58	—	—	4,827	2,653,147
Franklin U.S. Core Bond ETF
	—	26,942,015	1,223,247	204,803	9,285	301	—	—	(18,209)	26,719,304
Franklin U.S. Treasury Bond ETF
	—	6,220,939	293,787	47,175	2,231	(66)	—	—	(33,529)	6,140,169
Western Asset Core Bond Fund, Class IS Shares
	22,676,117	6,411,516	606,588	29,555,800	2,706,228	(1,301,561)	643,910	—	1,769,728	—

Franklin Variable Asset Allocation Series 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Variable Conservative Growth (cont’d)		Cost	Shares	Proceeds	Shares
Western Asset Intermediate Bond Fund, Class IS Shares
	$7,492,840	$2,018,872	209,876	$9,690,159	983,930	$(514,547)	$194,787	—	$692,994	—
Franklin International Equity Fund, Class IS Shares
	12,149,631	1,773	103	5,909,793	310,432	1,066,850	—	—	317,722	$7,626,183
	$78,417,970	$56,860,426		$64,011,589		$2,246,864	$843,317	$46	$6,614,618	$80,128,289

Franklin Variable Asset Allocation Series 2024 Quarterly Report